TAXATION - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
UK corporation tax on profit for the year	£ 194	£ 474	£ 524
Adjustments in respect of prior years	(36)	(23)	(88)
Total current tax	158	451	436
Deferred tax:
Charge/(credit) for the year	190	109	(30)
Adjustments in respect of prior years	32	(7)	65
Total deferred tax	222	102	35
Tax on profit from continuing operations	£ 380	£ 553	£ 471